Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net loss	$ (922,674)	$ (196,488)	$ (3,975,298)	$ (1,835,056)
Adjustments to reconcile net loss to net cash flows from operating activities:
In-process research and development purchased with the issuance of preferred stock and common stock warrants			1,909,860	1,020,004
Non-cash interest expense		6,666	34,819
Share-based compensation	419,703		753,585
Changes in assets and liabilities:
Other current assets			(87,817)	68,733
Prepaid expense and other current assets	54,094
Accounts payable and other current liabilities	167,667	81,317	61,327	46,645
Net cash flows provided by (used in) operating activities before reorganization items			(1,303,524)	(699,674)
Reorganization items:
Gain on reorganization			0	(166,676)
Decrease in liabilities subject to compromise				(357,265)
Net cash flows provided by (used in) operating activities	(281,210)	(108,505)	(1,303,524)	(1,223,615)
Financing activities:
Proceeds from related party advances		108,744	273,638	366,130
Payments on notes payable			(105,170)
Proceeds from sale of common stock and collection of stock subscription receivable, related party			1,500,000
Net cash flows from financing activities		108,744	1,668,468	366,130
Net change in cash and cash equivalents	(281,210)	239	364,944	(857,485)
Cash and cash equivalents at beginning of period	365,161	217	217	857,702
Cash and cash equivalents at end of period	$ 83,951	$ 456	365,161	217
Cash paid for interest			2,005
Supplemental disclosure of non-cash financing activities:
Reclassification of deposit to additional paid-in capital				30,000
Promissory notes issued in payment of related party obligations				68,428
Board Members and Officers [Member]
Supplemental disclosure of non-cash financing activities:
Stock payments to officers and directors (liabilities subject to compromise) in lieu of cash payments under the Bankruptcy Plan				$ 152,000
Preferred Stock And Common Stock [Member]
Supplemental disclosure of non-cash financing activities:
Issuance of preferred and common stock in debt forgiveness transaction			189,768
Warrants [Member]
Supplemental disclosure of non-cash financing activities:
Issuance of preferred and common stock in debt forgiveness transaction			$ 450,000